Convertible Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Cepton Technologies, Inc. [Member]
Convertible Preferred Stock (Tables) [Line Items]
Schedule of convertible preferred stock
	Issuance Date	Shares Authorized	Shares Issued and Outstanding	Original Issue Price per Share	Aggregate Liquidation Preference
Series A	July 6, 2016	8,000,000	8,000,000	$1.0000	$8,000,000
Series B	July 13, 2018	4,069,600	4,069,600	6.2500	25,435,000
Series B-1	July 13, 2018	3,272,475	3,272,475	3.1250	10,226,484
Series C	February 4, 2020	7,463,934	6,329,416	8.3736	52,999,998
		22,806,009	21,671,491		$96,661,482

			December 31, 2020
	Issuance Date	Shares Authorized	Shares Issued and Outstanding	Original Issue Price per Share	Aggregate Liquidation Preference
Series A	July 6, 2016	8,000,000	8,000,000	$1.0000	$8,000,000
Series B	July 13, 2018	4,069,600	4,069,600	6.2500	25,435,000
Series B-1	July 13, 2018	3,272,475	3,272,475	3.1250	10,226,484
Series C	February 4, 2020	7,463,934	6,329,416	8.3736	52,999,998
		22,806,009	21,671,491		$96,661,482
			December 31, 2019
	Issuance Date	Shares Authorized	Shares Issued and Outstanding	Original Issue Price per Share	Aggregate Liquidation Preference
Series A	July 6, 2016	8,000,000	8,000,000	$1.0000	$8,000,000
Series B	July 13, 2018	5,600,000	4,069,600	6.2500	25,435,000
Series B-1	July 13, 2018	3,272,475	3,272,475	3.1250	10,226,484
		16,872,475	15,342,075		$43,661,484